UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value
AIR FREIGHT & LOGISTICS — 3.4%
United Parcel Service, Cl B	210,000	$19,572,000

AUTOMOBILES — 2.8%
Ford Motor	1,320,000	15,760,800

BANKS — 9.8%
BB&T	525,000	17,146,500
Citigroup	400,000	17,032,000
Citizens Financial Group	550,000	11,687,500
Regions Financial	1,250,000	10,150,000

		56,016,000

BEVERAGES — 3.8%
Coca-Cola	504,000	21,631,680

BIOTECHNOLOGY — 8.5%
AbbVie	337,000	18,501,300
Baxalta	270,000	10,802,700
Biogen *	70,000	19,114,200

		48,418,200

COMMUNICATIONS EQUIPMENT — 3.0%
QUALCOMM	375,000	17,002,500

CONSUMER FINANCE — 8.0%
American Express	185,000	9,897,500
Capital One Financial	265,000	17,389,300
Synchrony Financial *	635,000	18,046,700

		45,333,500

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Verizon Communications	425,000	21,237,250

FOOD & STAPLES RETAILING — 3.4%
CVS Health	200,000	19,318,000

FOOD PRODUCTS — 2.1%
Tyson Foods, Cl A	220,000	11,739,200

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	315,000	11,922,750

HEALTH CARE PROVIDER & SERVICES — 5.8%
Aetna	110,000	11,202,400
McKesson	68,000	10,946,640
Universal Health Services, Cl B	96,000	10,813,440

		32,962,480

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.2%
MGM Resorts International *	900,000	$18,072,000

INSURANCE — 5.2%
MetLife	400,000	17,860,000
Willis Towers Watson	101,925	11,667,355

		29,527,355

INTERNET SOFTWARE & SERVICES — 5.9%
Alphabet, Cl A *	22,000	16,749,700
eBay *	725,000	17,008,500

		33,758,200

IT SERVICES — 2.2%
Amdocs	225,000	12,316,500

LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies	360,000	13,554,000

MULTI-LINE RETAIL — 2.0%
Nordstrom	235,000	11,538,500

OIL, GAS & CONSUMABLE FUELS — 1.7%
EOG Resources	140,000	9,942,800

PHARMACEUTICALS — 3.2%
AstraZeneca ADR	570,000	18,365,400

PROFESSIONAL SERVICES — 1.9%
ManpowerGroup	140,000	10,689,000

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Host Hotels & Resorts	775,000	10,733,750

ROAD & RAIL — 2.1%
Norfolk Southern	166,000	11,703,000

SOFTWARE — 3.4%
Oracle	525,000	19,062,750

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.8%
HP	1,080,000	10,486,800

TOTAL COMMON STOCK (Cost $507,729,522)		530,664,415

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT (A) — 6.8%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $38,888,378)	38,888,378	$38,888,378

TOTAL INVESTMENTS — 100.1% (Cost $546,617,900) †		$569,552,793

Percentages are based on Net Assets of $569,157,541.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $546,617,900, and the unrealized appreciation and depreciation were $64,362,114 and $(41,427,221), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.2%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 0.9%
Triumph Group	13,545	$345,397

AIR FREIGHT & LOGISTICS — 2.9%
Expeditors International of Washington	25,000	1,128,000

AUTOMOBILES — 2.4%
Harley-Davidson	23,000	920,000

BANKS — 9.3%
BankUnited	28,580	963,146
CIT Group	26,570	779,829
Umpqua Holdings	64,870	939,318
Zions Bancorporation	41,090	931,921

		3,614,214

BIOTECHNOLOGY — 2.3%
United Therapeutics *	7,290	897,982

CHEMICALS — 3.2%
Scotts Miracle-Gro, Cl A	18,200	1,249,976

CONTAINERS & PACKAGING — 2.2%
Packaging Corp of America	16,340	830,562

DISTRIBUTORS — 3.1%
LKQ *	43,150	1,182,310

ELECTRIC UTILITIES — 2.5%
Pinnacle West Capital	14,640	970,778

ELECTRONIC EQUIPMENT — 2.4%
VeriFone Systems *	40,460	946,359

ELECTRONICS EQUIPMENT — 2.4%
Bruker *	42,560	950,365

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
ResMed	21,720	1,231,524

INSURANCE — 5.4%
Endurance Specialty Holdings	16,110	997,692
Reinsurance Group of America, Cl A	12,930	1,089,094

		2,086,786

INTERNET SOFTWARE & SERVICES — 2.5%
IAC	18,300	950,502

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — 8.2%
Amdocs	19,970	$1,093,158
Booz Allen Hamilton Holding, Cl A	34,660	980,531
MAXIMUS	20,510	1,094,619

		3,168,308

LIFE SCIENCES TOOLS & SERVICES — 2.5%
PerkinElmer	19,780	955,770

MACHINERY — 2.5%
Wabtec	15,090	965,006

MEDIA — 2.5%
News, Cl A	74,890	971,323

OIL, GAS & CONSUMABLE FUELS — 2.6%
Cimarex Energy	10,670	992,310

PROFESSIONAL SERVICES — 5.2%
Dun & Bradstreet	10,470	1,030,457
ManpowerGroup	12,830	979,571

		2,010,028

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Colony Starwood Homes	43,490	935,905

SEMI-CONDUCTORS & INSTRUMENTS — 4.9%
Microsemi *	29,380	931,346
Synaptics *	13,170	965,493

		1,896,839

SOFTWARE — 5.0%
PTC *	32,460	961,141
Synopsys *	22,950	984,555

		1,945,696

SPECIALTY RETAIL — 3.0%
Urban Outfitters *	50,790	1,162,075

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
PVH	11,050	810,849

THRIFTS & MORTGAGE FINANCE — 2.6%
New York Community Bancorp	64,080	991,959

TOTAL COMMON STOCK (Cost $37,075,563)		34,110,823

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT (A) — 11.4%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $4,397,897)	4,397,897	$4,397,897

TOTAL INVESTMENTS — 99.6% (Cost $41,473,460) †		$38,508,720

Percentages are based on Net Assets of $38,658,434.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2016.

Cl  — Class

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund held no Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $41,473,460, and the unrealized appreciation and depreciation were $1,432,301 and $(4,397,041), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 0.8%
Triumph Group	255,810	$6,523,155

BANKS — 6.5%
BBCN Bancorp	1,051,000	15,975,200
TCF Financial	1,338,000	16,069,380
Umpqua Holdings	1,261,000	18,259,280

		50,303,860

CHEMICALS — 2.4%
Cabot	464,000	18,717,760

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brink’s	525,090	15,437,646

DISTRIBUTORS — 2.4%
Beacon Roofing Supply *	462,000	18,711,000

DIVERSIFIED CONSUMER SERVICES — 1.8%
Sotheby’s *	595,000	13,976,550

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Cogent Communications Holdings	410,930	13,729,171

ELECTRIC UTILITIES — 2.2%
Portland General Electric	428,000	16,636,360

ELECTRICAL EQUIPMENT — 6.5%
EnerSys	331,890	16,073,433
Generac Holdings *	567,000	16,114,140
Regal-Beloit	325,000	18,268,250

		50,455,823

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Haemonetics *	593,000	18,762,520
Halyard Health *	570,000	14,136,000

		32,898,520

HEALTH CARE PROVIDER & SERVICES — 2.1%
Magellan Health *	281,000	16,017,000

HEALTH CARE TECHNOLOGY — 1.7%
Quality Systems *	980,570	12,855,273

HOTELS, RESTAURANTS & LEISURE — 2.8%
Brinker International	173,940	8,651,775
La Quinta Holdings *	1,166,500	13,228,110

		21,879,885

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HOUSEHOLD DURABLES — 1.7%
TiVo *	1,630,000	$13,007,400

HOUSEHOLD PRODUCTS — 2.1%
Energizer Holdings	511,000	16,372,440

INSURANCE — 4.2%
ProAssurance	351,000	17,592,120
Third Point Reinsurance *	1,320,000	15,378,000

		32,970,120

IT SERVICES — 3.8%
Cardtronics *	528,000	16,267,680
EVERTEC	955,536	13,129,065

		29,396,745

MEDIA — 4.6%
Cable One	39,000	16,769,610
Sinclair Broadcast Group, Cl A	559,000	18,447,000

		35,216,610

OIL, GAS & CONSUMABLE FUELS — 2.2%
RSP Permian *	735,000	17,309,250

PAPER & FOREST PRODUCTS — 3.1%
KapStone Paper and Packaging	774,000	11,439,720
Schweitzer-Mauduit International	299,580	12,582,360

		24,022,080

PHARMACEUTICALS — 0.4%
Lannett *	134,035	3,419,233

PROFESSIONAL SERVICES — 1.1%
CEB	139,255	8,213,260

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Colony Starwood Homes	753,000	16,204,560
DiamondRock Hospitality	1,683,000	13,968,900

		30,173,460

SEMI-CONDUCTORS & INSTRUMENTS — 8.4%
Lattice Semiconductor *	2,637,000	12,815,820
Microsemi *	560,000	17,752,000
Rambus *	1,413,000	17,295,120
Synaptics *	231,000	16,934,610

		64,797,550

SOFTWARE — 3.9%
AVG Technologies *	904,000	17,058,480
Mentor Graphics	776,000	13,486,880

		30,545,360

SPECIALTY RETAIL — 9.5%
CST Brands	447,135	17,322,010
DSW, Cl A	782,000	18,775,820

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALTY RETAIL — continued
Genesco *	271,000	$17,923,940
Group 1 Automotive	170,000	9,120,500
Sonic Automotive, Cl A	614,000	10,511,680

		73,653,950

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.3%
Diebold	649,000	17,990,280

TRADING COMPANIES & DISTRIBUTORS — 3.6%
Aircastle	927,000	15,916,590
Atlas Air Worldwide Holdings *	329,000	12,084,170

		28,000,760

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Telephone & Data Systems	726,000	16,835,940

TOTAL COMMON STOCK (Cost $800,545,033)		730,066,441

SHORT-TERM INVESTMENT (A) — 4.8%
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $37,488,648)	37,488,648	37,488,648

TOTAL INVESTMENTS — 99.0% (Cost $838,033,681) †		$767,555,089

Percentages are based on Net Assets of $775,286,741.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2016.

Cl — Class

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund held no Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $838,033,681, and the unrealized appreciation and depreciation were $37,980,200 and $(108,458,792), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.7%
	Shares	Value
BRAZIL — 2.1%
Embraer ADR	1,323,000	$38,075,940

CHINA — 2.1%
China Mobile ADR	700,000	38,171,000

DENMARK — 0.2%
Carlsberg, Cl B	38,200	3,222,648

FRANCE — 9.8%
Atos	541,000	42,729,459
Societe Generale	821,000	31,369,961
Total ADR	778,000	34,480,960
Unibail-Rodamco	144,000	36,329,289
Vivendi	1,593,000	34,749,512

		179,659,181

GERMANY — 7.3%
adidas	381,000	39,246,335
Deutsche Post	1,306,000	31,693,160
Fresenius Medical Care & KGaA	314,910	27,925,760
Infineon Technologies	2,624,000	35,072,756

		133,938,011

JAPAN — 17.2%
Denso	202,058	8,745,824
LIXIL Group	1,837,000	38,726,050
Mitsubishi Estate	1,696,000	33,716,147
Otsuka Holdings	1,098,000	37,010,902
Secom	576,000	40,131,642
Seiko Epson	2,390,000	32,786,606
Seven & I Holdings	868,000	38,588,529
Sumitomo Mitsui Financial Group ADR	4,627,000	30,445,660
Suntory Beverage & Food	926,000	42,870,903
Toray Industries	1,256,823	10,714,835

		313,737,098

NETHERLANDS — 12.6%
Aegon	5,976,000	33,751,412
Gemalto	625,000	37,722,038
Koninklijke DSM	700,000	33,974,415
Koninklijke KPN	10,012,000	38,724,472
Koninklijke Philips	1,424,000	37,896,049
Royal Dutch Shell ADR, Cl A	1,106,000	48,586,580

		230,654,966

SINGAPORE — 0.5%
Global Logistic Properties	7,426,743	8,909,903

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria ADR	5,132,000	$33,204,040

SWEDEN — 2.0%
Telefonaktiebolaget LM Ericsson ADR	4,084,000	36,347,600

SWITZERLAND — 8.6%
Julius Baer Group	798,000	33,827,508
Novartis ADR	459,000	35,788,230
Roche Holding	214,000	55,475,237
Syngenta	86,000	31,567,052

		156,658,027

UNITED KINGDOM — 23.6%
AstraZeneca	848,000	54,453,111
Barclays	9,963,000	26,674,416
HSBC Holdings ADR	895,000	31,683,000
Markit *	1,495,000	42,398,200
National Grid	3,902,000	54,775,667
Sky	3,735,000	57,606,083
Smith & Nephew ADR	1,043,000	35,003,080
Vodafone Group ADR	1,726,000	55,577,200
William Hill	6,786,000	37,686,545
WPP	1,617,000	35,476,428
		431,333,730

TOTAL COMMON STOCK (Cost $1,643,566,616)		1,603,912,144

SHORT-TERM INVESTMENT (A) — 12.2%
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $222,114,773)	222,114,773	222,114,773

TOTAL INVESTMENTS — 99.9% (Cost $1,865,681,389) ††		$1,826,026,917

Percentages are based on Net Assets of $1,828,201,889.

*  Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$38,075,940	$—	$—	$38,075,940
China	38,171,000	—	—	38,171,000
Denmark	3,222,648	—	—	3,222,648
France	34,480,960	145,178,221	—	179,659,181
Germany	—	133,938,011	—	133,938,011
Japan	30,445,660	283,291,438	—	313,737,098
Netherlands	48,586,580	182,068,386	—	230,654,966
Singapore	—	8,909,903	—	8,909,903
Spain	33,204,040	—	—	33,204,040
Sweden	36,347,600	—	—	36,347,600
Switzerland	35,788,230	120,869,797	—	156,658,027
United Kingdom	164,661,480	266,672,250	—	431,333,730

Total Common Stock	462,984,138	1,140,928,006	—	1,603,912,144
Short-Term Investment	222,114,773	—	—	222,114,773

Total Investments in Securities	$685,098,911	$1,140,928,006	$—	$1,826,026,917

†	For the period ended January 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2016, the Fund held no Level 3 securities.

††	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,865,681,389, and the unrealized appreciation and depreciation were $33,340,757 and $(72,995,229), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.4%
	Shares	Value
AUSTRIA — 2.0%
Schoeller-Bleckmann Oilfield Equipment	445	$23,105

CHINA — 1.6%
Greatview Aseptic Packaging	44,000	18,473

FRANCE — 9.7%
Eurazeo	351	21,414
ICADE	310	22,035
Ipsen	392	22,584
Naturex *	312	24,292
Saft Groupe	885	23,123

		113,448

GERMANY — 6.8%
Jenoptik	2,000	26,911
STADA Arzneimittel	705	24,345
Wincor Nixdorf *	552	27,813

		79,069

IRELAND — 2.2%
ICON *	380	25,107

ITALY — 3.9%
Azimut Holding	1,020	21,476
Piaggio	11,595	24,332

		45,808

JAPAN — 28.1%
Bic Camera	3,300	29,670
Chiyoda	3,000	21,933
DeNA *	1,700	24,534
FamilyMart	525	24,590
GS Yuasa	7,000	24,393
Horiba	600	21,355
Keihin	1,750	27,540
Kenedix Office Investment	5	25,335
Sapporo Holdings	6,000	26,727
Sumitomo Osaka Cement	7,000	28,553
T Hasegawa	1,700	22,250
Trend Micro ADR *	640	26,868
Ube Industries	13,000	25,300

		329,048

LUXEMBOURG — 4.9%
Adecoagro *	2,570	30,634
L’Occitane International	14,850	26,060

		56,694

MEXICO — 1.6%
Prologis Property Mexico	12,640	18,368

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 1.8%
PostNL *	5,760	$20,962

SPAIN — 3.7%
Distribuidora Internacional de Alimentacion *	3,900	20,972
Saeta Yield	2,550	22,626

		43,598

SWEDEN — 2.0%
Com Hem Holding	2,746	23,137

SWITZERLAND — 1.6%
EFG International	2,075	18,139

TAIWAN — 4.0%
Chicony Electronics	10,000	20,816
Siliconware Precision Industries ADR	3,450	26,462

		47,278

UNITED KINGDOM — 15.7%
Britvic	2,575	26,472
BTG *	2,765	23,094
Henderson Group	5,850	23,223
ICAP	2,869	19,781
LivaNova *	500	27,990
Spire Healthcare Group (A)	4,485	20,562
SThree	3,979	17,399
Tate & Lyle	2,830	25,451

		183,972

TOTAL COMMON STOCK (Cost $1,062,186)		1,046,206

SHORT-TERM INVESTMENT (B) — 14.1%
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $165,198)	165,198	165,198

TOTAL INVESTMENTS — 103.5% (Cost $1,227,384) ††		$1,211,404

Percentages are based on Net Assets of $1,170,019.

*  Non-income producing security.

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)  The rate reported is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2016 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$—	$23,105	$—	$23,105
China	—	18,473	—	18,473
France	—	113,448	—	113,448
Germany	—	79,069	—	79,069
Ireland	25,107	—	—	25,107
Italy	—	45,808	—	45,808
Japan	26,868	302,180	—	329,048
Luxembourg	56,694	—	—	56,694
Mexico	18,368	—	—	18,368
Netherlands	—	20,962	—	20,962
Spain	22,626	20,972	—	43,598
Sweden	23,137	—	—	23,137
Switzerland	—	18,139	—	18,139
Taiwan	26,462	20,816	—	47,278
United Kingdom	48,552	135,420	—	183,972

Total Common Stock	247,814	798,392	—	1,046,206

Short-Term Investment	165,198	—	—	165,198

Total Investments in Securities	$413,012	$798,392	$—	$1,211,404

†	For the period ended January 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2016, the Fund held no Level 3 securities.

††	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,227,384, and the unrealized appreciation and depreciation were $69,318 and $(85,298), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.2%
	Shares	Value
AIR FREIGHT & LOGISTICS — 3.4%
Deutsche Post ADR	1,434	$34,875
United Parcel Service, Cl B	455	42,406

		77,281

AUTOMOBILES — 1.5%
Ford Motor	2,975	35,522

BANKS — 11.0%
Banco Bilbao Vizcaya Argentaria ADR	5,073	32,822
Barclays ADR	2,915	31,424
Citigroup	1,010	43,006
Citizens Financial Group	1,685	35,806
HSBC Holdings ADR	1,048	37,099
Regions Financial	4,345	35,282
Sumitomo Mitsui Financial Group ADR	5,695	37,473

		252,912

BEVERAGES — 4.6%
Coca-Cola	1,145	49,143
Suntory Beverage & Food ADR	2,445	56,553

		105,696

BIOTECHNOLOGY — 3.8%
AbbVie	755	41,450
Baxalta	1,115	44,611

		86,061

CAPITAL MARKETS — 1.8%
Julius Baer Group Ltd. ADR	4,713	40,061

CHEMICALS — 1.5%
Koninklijke DSM ADR	2,790	34,205

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Secom ADR	3,005	51,597

COMMUNICATIONS EQUIPMENT — 3.1%
QUALCOMM	670	30,378
Telefonaktiebolaget LM Ericsson ADR	4,745	42,230

		72,608

CONSUMER FINANCE — 3.4%
Capital One Financial	538	35,304
Synchrony Financial *	1,470	41,777

		77,081

FOOD & STAPLES RETAILING — 4.1%
CVS Health	470	45,397
Seven & I Holdings Ltd. ADR	2,169	48,391

		93,788

FOOD PRODUCTS — 2.1%
Tyson Foods, Cl A	905	48,291

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Smith & Nephew ADR	1,334	$44,769

HEALTH CARE PROVIDER & SERVICES — 3.5%
McKesson	250	40,245
Universal Health Services, Cl B	360	40,550

		80,795

HOTELS, RESTAURANTS & LEISURE — 1.8%
MGM Resorts International *	2,030	40,762

INDUSTRIAL CONGLOMERATES — 2.1%
Koninklijke Philips	1,770	47,224

INSURANCE — 1.7%
Aegon – NY Registry Shares	7,087	40,254

INTERNET SOFTWARE & SERVICES — 4.0%
Alphabet, Cl A *	68	51,772
eBay *	1,655	38,826

		90,598

LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies	1,094	41,189

MEDIA — 8.3%
Markit *	1,804	51,161
Sky ADR	749	46,910
Vivendi ADR	2,135	44,579
WPP ADR	430	46,784

		189,434

MULTI-UTILITIES — 2.0%
National Grid ADR	646	45,743

OIL, GAS & CONSUMABLE FUELS — 1.5%
EOG Resources	500	35,510

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Unibail-Rodamco ADR	1,531	38,780

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Mitsubishi Estate ADR	1,995	39,681

SOFTWARE — 5.6%
Gemalto ADR	1,468	43,996
Oracle	1,205	43,753
Synopsys *	933	40,026

		127,775

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Adidas ADR	961	49,203

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.7%
China Mobile ADR	750	$40,898
Vodafone Group ADR	1,363	43,888

		84,786

TOTAL COMMON STOCK (Cost $2,048,203)		1,971,606

SHORT-TERM INVESTMENT (A) — 11.9%
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $271,151)	271,151	271,151

TOTAL INVESTMENTS — 98.1% (Cost $2,319,354) †		$2,242,757

Percentages are based on Net Assets of $2,287,300.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund held no Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $2,319,354, and the unrealized appreciation and depreciation were $126,075 and $(202,672), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.8%
	Shares	Value
BANKS — 7.5%
Citizens Financial Group	225,000	$4,781,250
Mitsubishi UFJ Financial Group ADR	1,000,000	5,070,000

		9,851,250

BIOTECHNOLOGY — 10.8%
AbbVie	140,000	7,686,000
Biogen *	24,000	6,553,440

		14,239,440

COMMUNICATIONS EQUIPMENT — 6.0%
QUALCOMM	25,000	1,133,500
Telefonaktiebolaget LM Ericsson ADR	750,000	6,675,000

		7,808,500

CONSUMER FINANCE — 9.7%
Capital One Financial	85,000	5,577,700
Synchrony Financial *	250,000	7,105,000

		12,682,700

ELECTRONIC EQUIPMENT — 6.2%
VeriFone Systems *	350,000	8,186,500

HEALTH CARE TECHNOLOGY — 1.5%
Quality Systems *	150,000	1,966,500

HOTELS, RESTAURANTS & LEISURE — 6.9%
MGM Resorts International *	250,000	5,020,000
William Hill	750,000	4,138,474

		9,158,474

INSURANCE — 4.7%
Aegon	500,000	2,813,876
Aegon – NY Registry Shares	600,000	3,408,000

		6,221,876

INTERNET SOFTWARE & SERVICES — 6.9%
Alphabet, Cl A *	3,400	2,588,590
eBay *	275,000	6,451,500

		9,040,090

MEDIA — 3.5%
Sky	300,000	4,604,451

OIL, GAS & CONSUMABLE FUELS — 1.0%
Royal Dutch Shell ADR, Cl A	30,000	1,317,900

PHARMACEUTICALS — 4.9%
AstraZeneca ADR	200,000	6,444,000

SEMI-CONDUCTORS & INSTRUMENTS — 11.5%
Lattice Semiconductor *	700,000	3,402,000
Synaptics *	160,000	11,729,600

		15,131,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
SOFTWARE — 6.6%
AVG Technologies *	225,000	$4,245,750
Gemalto	75,000	4,492,680

		8,738,430

TEXTILES, APPAREL & LUXURY GOODS — 3.1%
adidas	40,000	4,110,932

TOTAL COMMON STOCK (Cost $128,945,132)		119,502,643

WARRANT — 0.8%
	Number of Warrants
Capital One Financial, Expires 11/14/2018 * (Cost $1,082,322)	40,000	1,009,600

SHORT-TERM INVESTMENT (A) — 2.7%
SEI Daily Income Trust Government Fund, Cl A, 0.140% (Cost $3,607,021)	3,607,021	3,607,021

TOTAL INVESTMENTS — 94.3% (Cost $133,634,475) †		$124,119,264

PURCHASED EQUITY OPTIONS ††*(B) — 5.4%
BIOTECHNOLOGY — 1.3%
Biogen Call, Expires: 01/20/2017, Strike Price: $200.00	200	1,740,000

COMMUNICATIONS EQUIPMENT — 1.0%
QUALCOMM Call, Expires: 01/19/2018, Strike Price: $40.00	1,000	850,000
QUALCOMM Call, Expires: 04/15/2016, Strike Price: $40.00	950	543,400

		1,393,400

MEDIA — 2.3%
Sky Call, Expires: 06/17/2016, Strike Price: $5.60	400	2,961,715

PHARMACEUTICALS — 0.8%
AstraZeneca Call, Expires: 01/20/2017, Strike Price: $25.00	1,500	1,050,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $7,467,359)		$7,145,115

††	For the period ended January 31, 2016, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $131,644,996.

*  Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2016.

(B) All of the purchased equity options are exchange traded, unless noted otherwise.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
JANUARY 31, 2016 (Unaudited)

Equity Swaps held by the Fund at January 31, 2016, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
QUALCOMM	Goldman Sachs	01/12/2017	(1 Month LIBOR plus 0.50%)	50,000	$2,621,500	$(357,617)
ProShares Ultra S&P 500 ETF	Goldman Sachs	11/28/2016- 03/03/2017	1 Month LIBOR plus 3.87%	(150,000)	(9,331,788)	784,699

						$427,082

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

For the period ended January 31, 2016, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$119,502,643	$—	$—	$119,502,643
Warrant	1,009,600	—	—	1,009,600
Short-Term Investment	3,607,021	—	—	3,607,021
Purchased Equity Options	7,145,115	—	—	7,145,115
Equity Swaps — Assets‡	—	784,699	—	784,699

Total Assets	$131,264,379	$784,699	$—	$132,049,078

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$357,617	$—	$357,617

Total Liabilities	$—	$357,617	$—	$357,617

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund held no Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $133,634,475, and the unrealized appreciation and depreciation were $2,557,607 and $(12,072,818), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016